TAX-FREE TRUST OF ARIZONA
TAX-FREE TRUST OF ARIZONA
Investment Objective
The Trust’s objective is to provide you as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Trust
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 20  of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 21 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 24 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 37 of the Statement of Additional Information (the “SAI”).  No Class I Shares are currently outstanding.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TAX-FREE TRUST OF ARIZONA	Tax-Free Trust of Arizona Class A		Tax-Free Trust of Arizona Class C	Tax-Free Trust of Arizona Class I	Tax-Free Trust of Arizona Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase.

Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Operating Expenses TAX-FREE TRUST OF ARIZONA	Tax-Free Trust of Arizona Class A	Tax-Free Trust of Arizona Class C	Tax-Free Trust of Arizona Class I		Tax-Free Trust of Arizona Class Y
Management Fee	0.40%	0.40%	0.40%		0.40%
Distribution (12b-1) Fee	0.15%	0.75%	0.15%		none
Other Expenses	0.18%	0.43%	0.39%	[1]	0.18%
Total Annual Trust Operating Expenses	0.73%	1.58%	0.94%		0.58%
[1]	Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TAX-FREE TRUST OF ARIZONA (USD $)	1 year	3 years	5 years	10 years
Tax-Free Trust of Arizona Class A	472	624	790	1,270
Tax-Free Trust of Arizona Class C	261	499	860	1,439
Tax-Free Trust of Arizona Class I	96	300	520	1,155
Tax-Free Trust of Arizona Class Y	59	186	324	726

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
TAX-FREE TRUST OF ARIZONA Tax-Free Trust of Arizona Class C	161	499	860	1,439

Portfolio Turnover
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
The Trust invests primarily in tax-free municipal obligations that pay interest exempt, in the opinion of bond counsel, from Arizona state and regular Federal income taxes. In general, almost all of these obligations are issued by the State of Arizona, its counties and various other local authorities. We call these “Arizona Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Arizona Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Arizona Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, at least 80% of the Trust’s net assets will consist of Arizona Obligations the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 10 and 20 years.

At the time of purchase, the Trust’s Arizona Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Trust’s Manager, Aquila Investment Management LLC.

The Manager selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks
Market and Interest Rate Risk. The market prices of the Trust’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline.

Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Arizona and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Arizona and other municipal issuers.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Tax Risk. The income on the Trust’s Arizona Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. Some securities held by the Trust may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Trust may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Manager’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Trust.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Trust Performance
The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares - 2002-2011

During the 10-year period shown in the bar chart, the highest return for a quarter was 5.85% (quarter ended September 30, 2009) and the lowest return for a quarter was –2.67% (quarter ended September 30, 2008).

The year-to-date (from January 1, 2012 to September 30, 2012) total return for Class Y Shares was 5.89%.

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Returns TAX-FREE TRUST OF ARIZONA	1 Year	5 Years	10 Years
Tax-Free Trust of Arizona Class A	5.28%	3.70%	4.18%
Tax-Free Trust of Arizona Class C	7.66%	3.66%	3.72%
Tax-Free Trust of Arizona Class Y	9.78%	4.69%	4.75%
Tax-Free Trust of Arizona Class Y After Taxes on Distributions	9.78%	4.67%	4.72%
Tax-Free Trust of Arizona Class Y After Taxes on Distributions and Redemption	7.84%	4.61%	4.68%
Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	8.55%	5.68%	5.06%

These returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.